Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Voyage and vessel	$ 23,922	$ 19,404
Corporate accruals	1,587	1,244
Interest and dividends	6,678	3,984
Payroll and benefits (note 15h)	8,669	9,976
Total	$ 40,856	$ 34,608